SEGMENT INFORMATION - Different geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues generated by geographic location of customers' headquarter
Net revenues	$ 5,277,169	$ 3,476,495	$ 3,200,583
Total long-lived assets	2,033,397	1,790,538
The Americas
Revenues generated by geographic location of customers' headquarter
Net revenues	2,279,594	1,221,105	1,402,041
United States
Revenues generated by geographic location of customers' headquarter
Net revenues	1,590,573	696,101	852,231
Total long-lived assets	65,700	64,009
Brazil
Revenues generated by geographic location of customers' headquarter
Net revenues	442,603	284,478	395,303
Total long-lived assets	63,716	16,109
Canada
Revenues generated by geographic location of customers' headquarter
Net revenues	30,792	100,284	30,330
Total long-lived assets	7,050	8,898
Mexico
Revenues generated by geographic location of customers' headquarter
Net revenues	139,611	118,846	94,446
Total long-lived assets	68,331	12,388
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	76,015	21,396	29,731
Asia and other regions
Revenues generated by geographic location of customers' headquarter
Net revenues	2,139,070	1,620,840	1,018,083
Japan
Revenues generated by geographic location of customers' headquarter
Net revenues	509,233	560,701	372,687
Total long-lived assets	191,680	204,515
PRC
Revenues generated by geographic location of customers' headquarter
Net revenues	1,207,003	504,656	317,077
Total long-lived assets	1,230,613	1,002,409
Korea
Revenues generated by geographic location of customers' headquarter
Net revenues	3,413	25,896	72,552
India
Revenues generated by geographic location of customers' headquarter
Net revenues	142,300	61,141	70,893
U.A.E
Revenues generated by geographic location of customers' headquarter
Net revenues	6,168	53,981	43,311
Vietnam
Revenues generated by geographic location of customers' headquarter
Net revenues	19,956	289,621	39,268
Thailand
Revenues generated by geographic location of customers' headquarter
Net revenues	59,451	6,108	12,753
Total long-lived assets	266,870	295,240
Cyprus
Revenues generated by geographic location of customers' headquarter
Net revenues	51,038	13,265	2,175
Pakistan
Revenues generated by geographic location of customers' headquarter
Net revenues	48,838	15,417	10,581
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	91,670	90,054	76,786
Europe
Revenues generated by geographic location of customers' headquarter
Net revenues	858,505	634,550	780,459
Australia
Revenues generated by geographic location of customers' headquarter
Net revenues	165,772	120,403	313,167
Total long-lived assets	15,024	76,330
Germany
Revenues generated by geographic location of customers' headquarter
Net revenues	231,995	119,035	109,119
South Africa
Revenues generated by geographic location of customers' headquarter
Net revenues	90,761	49,375	93,911
Spain
Revenues generated by geographic location of customers' headquarter
Net revenues	100,658	138,972	78,228
Netherlands
Revenues generated by geographic location of customers' headquarter
Net revenues	104,715	96,372	68,770
Britain
Revenues generated by geographic location of customers' headquarter
Net revenues	7,749	8,842	33,158
Czech
Revenues generated by geographic location of customers' headquarter
Net revenues	34,604	16,144	17,717
France
Revenues generated by geographic location of customers' headquarter
Net revenues	25,980	29,974	13,516
Argentina
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	68,508	64,208
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	96,271	55,433	$ 52,873
Others
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	$ 55,905	$ 46,432